Lease Liabilities	12 Months Ended
Feb. 28, 2023
Lease Liabilities [Abstarct]
LEASE LIABILITIES

17. LEASE LIABILITIES

	As of February 28
Figures in Rand thousands	2023	2022

Maturities analysis
– within one year	52,843	47,294
– within two to four years	57,930	56,868
– over four years	9,954	7,916
Present value of lease payments	120,727	112,078

Non-current liabilities	67,882	64,784
Current liabilities	52,845	47,294
	120,727	112,078

It is Group policy to lease the various commercial properties occupied by the Group’s operations and certain motor vehicles are leased in terms of installment sale agreements. The average term of the installment sale agreements is between three to four years and interest is charged at prime linked interest rates. The Group’s obligations under instalment sale agreements are secured by the leased assets.

Property leases capitalized have an average lease term of four years and interest incurred is at an incremental borrowing rate of a similar asset. External sources of information were used to determine incremental borrowing rate of a similar asset. Total cash outflows for leases recognized in statement of cash flows ZAR 64.8 million (2022: ZAR 53.5 million, 2021: ZAR 52.3 million).

The Group leases office building, motor vehicles and IT equipment with contract terms less than twelve months. These leases are short-term. For the financial year ended February 28, 2023, the Group recognized lease payments of ZAR 6.2 million (2022: ZAR 8.2 million, 2021: ZAR 11.2 million) associated with these short-term leases as an expense on a straight-line basis over the lease term.